Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
American Customer Satisfaction ETF
Shareholder Report [Line Items]
Fund Name	American Customer Satisfaction ETF
Class Name	American Customer Satisfaction ETF
Trading Symbol	ACSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Customer Satisfaction ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.acsietf.com. You can also request this information by contacting us at (800) 617-0004 or by writing to the American Customer Satisfaction ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 617-0004
Additional Information Website	www.acsietf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Customer Satisfaction ETF	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 14.04% for the fiscal year ended September 30, 2025 as compared to 17.60% for the S&P 500® Total Return Index (the “S&P 500®”). The Fund invests in U.S. listed companies with industry leading customer satisfaction as measured by the American Customer Satisfaction Investable Index (the “Index”). The markets were significantly influenced by the dominance of AI Capex driving market flows and the impact from a combination of inflation and higher rates on the U.S. consumer.

What Factors Influenced Performance?

The Fund's underweight exposure to the Technology Sector as compared to the S&P 500®, as well as active positioning within the sector, was the largest detractor on a relative basis to the benchmark. The AI/Microchip/Power sub-sectors (which had incredibly strong performance) are not measured by the Index and therefore not available for investment by the Fund. Although our overweight position in Consumer Discretionary worked to our benefit, Consumer Staples (also overweight) was among the worst performing sectors in this 12 month period – trailing the benchmark by more than 22%. Communication Services and Utilities were industries where the Fund had a positive contribution from being both overweight and active positioning within the sectors. Technology and Healthcare were sectors where the Fund's active positioning had the most negative contribution.

Top Contributors:

• Alphabet

• JP Morgan

• Netflix

Top Detractors:

• United Health

• Clorox

• American Eagle Outfitters

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended September 30, 2025	1 Year	5 Year	Since Inception (10/31/2016)
American Customer Satisfaction ETF	14.04%	13.01%	12.63%
American Customer Satisfaction Investable Index	14.83%	13.76%	13.41%
S&P 500® Total Return Index	17.60%	16.47%	15.68%

Performance Inception Date	Oct. 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.acsietf.com for more recent performance information.
Net Assets	$ 103,077,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 623,201
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$103,077
Number of Holdings	33
Total Advisory Fee Paid	$623,201
Portfolio Turnover Rate	50%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Alphabet, Inc. - Class C	5.9
Apple, Inc.	4.9
Microsoft Corp.	4.6
Amazon.com, Inc.	4.3
Meta Platforms, Inc. - Class A	4.2
Dell Technologies, Inc. - Class C	4.1
JPMorgan Chase & Co.	3.9
Costco Wholesale Corp.	3.8
Coca-Cola Co.	3.5
Regions Financial Corp.	3.3

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.